GREAT-WEST FUNDS, INC.

Great-West International Value Fund

Institutional Class Ticker: MXJVX

Investor Class Ticker: MXIVX

Class L Ticker: MXMIX

(the “Fund”)

Supplement dated January 31, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2019, as supplemented

Effective February 1, 2020, Philip Evans is a Portfolio Manager to the Fund. The following changes are made to the Prospectus, Summary Prospectus and SAI, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since
LSV
Josef Lakonishok	Founding Partner, CEO, CIO & Portfolio Manager	2018
Menno Vermeulen, CFA	Partner, Portfolio Manager	2018
Puneet Mansharamani, CFA	Partner, Portfolio Manager	2018
Greg Sleight	Partner, Portfolio Manager	2018
Guy Lakonishok, CFA	Partner, Portfolio Manager	2018
MFS
Benjamin Stone	Investment Officer	2009
Pablo de la Mata, CFA*	Investment Officer	2014
Philip Evans	Investment Officer	2020
*	Effective April 15, 2022, Pablo de la Mata will no longer be a portfolio manager of the Fund

Under the “MFS” sub-section of the “Sub-Adviser” section on page 11 of the Prospectus, the second paragraph is hereby deleted in its entirety and replaced with the following:

“A portion of the Fund is managed by Benjamin Stone, Pablo de la Mata and Philip Evans. Mr. Stone, Investment Officer, has been a portfolio manager of the Fund since November 2008 and has been employed in the investment area of MFS since 2005. Mr. de la Mata, Investment Officer, has been a portfolio manager of the Fund since 2014 and has been employed in the investment area of MFS since 2008. Mr. Evans, Investment Officer, has been a portfolio manager of the Fund since 2020 and has been employed in the investment area of MFS since 2011.”

Under the “Other Accounts Managed” section on page 72 of the SAI, the following table is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Benjamin Stone	7	$29,864.3	2	$5,987.1	16	$3,990.1	0	$0	0	$0	1	$161.3
Pablo de la Mata, CFA*	7	$29,864.3	2	$5,987.1	16	$3,990.1	0	$0	0	$0	1	$161.3
Philip Evans**	0	$0	1	$165.7	1	$119.7	0	$0	0	$0	0	$0
*	Effective April 15, 2022, Pablo de la Mata will no longer be a portfolio manager of the Fund

**The information is provided as of December 31, 2019

Under the “Compensation” section on page 73 of the SAI, the following table is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmarks
Benjamin Stone	MSCI EAFE (Europe, Australasia, Far East) Value Index
Pablo de la Mata	MSCI EAFE (Europe, Australasia, Far East) Value Index
Philip Evans*	MSCI EAFE (Europe, Australasia, Far East) Value Index
*	The information is provided as of February 1, 2020

Under the “Ownership of Securities” section on page 74 of the SAI, the following is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of February 1, 2020.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated April 30, 2019, as supplemented.

Please keep this Supplement for future reference.